Trade Receivables Aging (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade receivables aging [Line Items]
Trade receivables	$ 367	$ 237
0 - 30 days
Trade receivables aging [Line Items]
Trade receivables	236	171
31 - 60 days
Trade receivables aging [Line Items]
Trade receivables	39	32
61 - 90 days
Trade receivables aging [Line Items]
Trade receivables	28	21
Over 90 days
Trade receivables aging [Line Items]
Trade receivables	$ 64	$ 13